INCOME TAXES - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 27,627
Deferred tax liabilities, beginning balance	(13,769)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(8,868)	$ (6,414)
Recognized in contributed surplus	(744)	(3,732)
Recognized in OCI	(267)	(1,561)
Recognized in deficit	(413)	824
Deferred tax assets, ending balance	25,069	27,627
Deferred tax liabilities, ending balance	(42,321)	(13,769)
Deferred tax assets and liabilities, beginning balance	13,858	27,279
Deferred tax assets and liabilities, ending balance	(17,252)	13,858
Deferred tax assets and liabilities, recognized in earnings (with translations adjustments)	(10,152)	(5,290)
Deferred tax assets and liabilities, recognized in contributed surplus	(744)	(3,732)
Deferred tax assets and liabilities, recognized in other comprehensive income	(310)	(1,505)
Deferred tax assets and liabilities, recognized in deficit	(413)	824
Deferred tax assets and liabilities, business acquisitions	(19,491)	(2,943)
Deferred tax assets and liabilities, balance reclassified from accrued liabilities		(775)
Impact due to foreign exchange rates, recognized in earnings (with translation adjustments)	1,284	(1,124)
Impact due to foreign exchange rates, recognized in contributed surplus	0	0
impact due to foreign exchange rates, recognized in other comprehensive income	43	(56)
Impact due to foreign exchange rates, recognized in deficit	0	0
Deferred tax assets, Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	11,387	15,689
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(3,051)	(4,302)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	2,811	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	11,147	11,387
Deferred tax assets and liabilities, beginning balance	11,387
Deferred tax assets and liabilities, ending balance	11,147	11,387
Deferred tax assets, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	15,661	18,125
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,751)	(2,464)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	13,910	15,661
Deferred tax assets and liabilities, beginning balance	(12,547)
Deferred tax assets and liabilities, ending balance	(24,380)	(12,547)
Deferred tax assets, Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	7,175	11,467
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(2,604)	(3,418)
Recognized in contributed surplus	0	0
Recognized in OCI	(773)	(874)
Recognized in deficit	0	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	3,798	7,175
Deferred tax assets and liabilities, beginning balance	7,175
Deferred tax assets and liabilities, ending balance	3,798	7,175
Deferred tax assets, Stock-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	4,532	8,749
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(867)	(1,309)
Recognized in contributed surplus	(744)	(3,732)
Recognized in OCI	0	0
Recognized in deficit	(413)	824
Business acquisitions	0	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	2,508	4,532
Deferred tax assets and liabilities, beginning balance	4,532
Deferred tax assets and liabilities, ending balance	2,508	4,532
Deferred tax assets, Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	3,894	6,893
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	740	(3,081)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	1,025	82
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	5,659	3,894
Deferred tax assets, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	7,950	3,658
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(952)	4,292
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	6,998	7,950
Deferred tax assets and liabilities, beginning balance	(1,742)
Deferred tax assets and liabilities, ending balance	(18,345)	(1,742)
Deferred tax assets, Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	344	353
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	277	(64)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	12	55
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	633	344
Deferred tax assets and liabilities, beginning balance	344
Deferred tax assets and liabilities, ending balance	633	344
Deferred tax assets, Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	1,939	2,871
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	478	(953)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	(155)	21
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	2,262	1,939
Deferred tax assets and liabilities, beginning balance	1,939
Deferred tax assets and liabilities, ending balance	2,262	1,939
Deferred tax assets, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	466	539
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	190	231
Recognized in contributed surplus	0	0
Recognized in OCI	0	(304)
Recognized in deficit	0	0
Business acquisitions	(651)	0
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	5	466
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	53,348	68,344
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(7,540)	(11,068)
Recognized in contributed surplus	(744)	(3,732)
Recognized in OCI	(773)	(1,178)
Recognized in deficit	(413)	824
Business acquisitions	3,042	158
Balance reclassified from accrued liabilities		0
Deferred tax assets, ending balance	46,920	53,348
Deferred tax liabilities, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(28,208)	(30,078)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(6,462)	5,050
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	(3,620)	(2,405)
Balance reclassified from accrued liabilities		(775)
Deferred tax liabilities, ending balance	(38,290)	(28,208)
Deferred tax liabilities, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(1,590)	(1,102)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	588	(161)
Recognized in contributed surplus	0	0
Recognized in OCI	463	(327)
Recognized in deficit	0	0
Business acquisitions	0	0
Balance reclassified from accrued liabilities		0
Deferred tax liabilities, ending balance	(539)	(1,590)
Deferred tax liabilities, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(9,692)	(9,885)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	3,262	889
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions	(18,913)	(696)
Balance reclassified from accrued liabilities		0
Deferred tax liabilities, ending balance	(25,343)	(9,692)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(39,490)	(41,065)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(2,612)	5,778
Recognized in contributed surplus	0	0
Recognized in OCI	463	(327)
Recognized in deficit	0	0
Business acquisitions	(22,533)	(3,101)
Balance reclassified from accrued liabilities		(775)
Deferred tax liabilities, ending balance	$ (64,172)	$ (39,490)